January 9, 2007

PROVIDENT INVESTMENT COUNSEL
MUTUAL FUNDS
Flexible Growth Fund, Class I
A Series of Advisors Series Trust
Supplement to Prospectus
Dated February 28, 2006

Effective July 2006, Sean C. Kraus, CFA was promoted to serve as a co-lead portfolio manager of the Provident Investment Counsel Flexible Growth Fund.

Mr. Kraus is a senior vice president and a lead large cap portfolio manager with research responsibilities specializing in the information technology and energy sectors. He has been in the investment industry since 1996. Prior to joining Provident Investment Counsel in 2000, he acted as a business consultant for multiple technology startups. Before that, Mr. Kraus was an associate with Lehman Brothers’ equity research in New York where his focus was on growth companies and the information technology services sector. He holds a BA degree from Johns Hopkins University, an MBA (with a triple major) from Northwestern University, and a JD from Emory University School of Law. Mr. Kraus was awarded membership in the Beta Gamma Sigma honor society at Northwestern University for his academic performance. He is a Chartered Financial Analyst and a member of the CFA Institute. In addition, Mr. Kraus is a member of the Los Angeles Society of Financial Analysts (LASFA) and the State Bar of California.

Sean C. Kraus, CFA and Susan J. Perkins, CFA will serve as co-lead portfolio managers, responsible for the day-to-day investment decisions for the Flexible Growth Fund.

Please retain this Supplement with your Prospectus for reference.

January 9, 2007

PROVIDENT INVESTMENT COUNSEL
MUTUAL FUNDS
Flexible Growth Fund, Class I
A Series of Advisors Series Trust
Supplement to
Statement of Additional Information
Dated February 28, 2006

Effective July 2006, Sean C. Kraus, CFA was promoted to serve as a co-lead portfolio manager of the Provident Investment Counsel Flexible Growth Fund.

Please replace the following information with the information shown on pages B36 and B37 of the Statement of Additional Information:

Portfolio Managers

The portfolio managers are responsible for the day-to-day management of the Funds. The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories.

			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)

Susan J. Perkins(1)
Sean C. Kraus
Registered Investment Companies	4	$29 million	0	$0.00
Other Pooled Investments	0	$0.00	0	$0.00
Other Accounts	14	$787 million	0	$0.00

Ned W. Brines (2)
Andrew J. Pearl
Barry B. Burch
David J. Furth
Registered Investment Companies	2	$69 million	0	$0.00
Other Pooled Investments	1	$783 million	0	$0.00
Other Accounts	14	$701 million	0	$0.00

(1) Ms. Perkins and Mr. Kraus are a part of a team that manages accounts.
(2) Mr. Brines, Mr. Pearl, Mr. Burch, and Mr. Furth are a part of a team that manages accounts.

Securities Owned in the Funds by Portfolio Managers. As of December 31, 2005, the portfolio managers owned the following equity securities in the Funds:

Name of Portfolio Managers	Dollar Range of Equity Securities in the Fund Managed (None, $1-$10,000, 10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)

Flexible Growth Fund
Susan J. Perkins	None
Sean C. Kraus*	$1 to $10,000
Small Cap Growth Fund
Ned W. Brines	None
Andrew J. Pearl	$100,001 to $500,000
Barry B. Burch	None
David J. Furth	None

* Figures provided as of July 24, 2006.

Please retain this Supplement with your Prospectus for reference.